Net Loss Per Share (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (3,454,848)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders	$ (3,592,654)
Denominator:
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	9,839,969
Net loss per common share attributable to common stockholders, basic and diluted	$ (0.37)
BFLY Operations Inc
Numerator:
Net loss		$ (162,745,000)	$ (99,697,000)
Numerator for Basic and Dilutive EPS - Loss available to common stockholders		$ (162,745,000)	$ (99,697,000)
Denominator:
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted		5,833,164	5,622,752
Net loss per common share attributable to common stockholders, basic and diluted		$ (27.90)	$ (17.73)